Transactions with related parties - Dynagas Ltd. (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2013	Dec. 31, 2016
Related Party Transaction
Management services agreement duration (effected January 1, 2013)	8 years
Management services agreement initial termination date	Dec. 31, 2020
Daily management fee	$ 2,800	$ 2,700	$ 2,500
Management fees annual upward percentage adjustment	3.00%
Charter Hire Commission payable to the Management company	1.25%
Lump sum payable to the management company for the supervision of vessels construction	$ 700,000
Cancellation of management agreement termination fee	21,600,000
Management fee paid in advance	$ 1,350,000			$ 1,350,000
Management agreement terms	The agreements will terminate automatically after a change of control of the owners and/or of the owners' ultimate parent, in which case an amount equal to the estimated remaining fees but in any case not less than for a period of at the least 36 months and not more than 60 months, will become payable to the Manager.
Minimum
Related Party Transaction
Period For Calculation Of Management Agreement Termination Fee	36 months
Maximum
Related Party Transaction
Period For Calculation Of Management Agreement Termination Fee	60 months